First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments
March 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES — 41.8%
$150,000,000	U.S. Treasury Note	0.25%	06/30/25	$148,513,045
185,000,000	U.S. Treasury Note	0.25%	09/30/25	181,425,907
320,000,000	U.S. Treasury Note	0.38%	11/30/25	312,132,826
275,000,000	U.S. Treasury Note	0.75%	03/31/26	266,223,823
150,000,000	U.S. Treasury Note	0.88%	06/30/26	144,351,563
	Total U.S. Government Bonds and Notes			1,052,647,164
	(Cost $1,049,713,770)
U.S. TREASURY BILLS — 24.6%
200,000,000	U.S. Treasury Bill	(a)	04/08/25	199,835,072
100,000,000	U.S. Treasury Bill	(a)	04/22/25	99,752,356
170,000,000	U.S. Treasury Bill	(a)	05/08/25	169,260,925
150,000,000	U.S. Treasury Bill	(a)	05/22/25	149,103,251
	Total U.S. Treasury Bills			617,951,604
	(Cost $617,953,289)

Shares	Description	Value
MONEY MARKET FUNDS — 30.6%
384,874,222	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (b)	384,874,222
384,874,223	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.20% (b)	384,874,223
	Total Money Market Funds	769,748,445
	(Cost $769,748,445)

	Total Investments — 97.0%	2,440,347,213
	(Cost $2,437,415,504)
	Net Other Assets and Liabilities — 3.0%	74,301,762
	Net Assets — 100.0%	$2,514,648,975
Futures Contracts at March 31, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	1,399	Apr-2025	$104,603,230	$4,164,116
Brent Crude Oil Futures	363	May-2025	26,851,110	1,825,540
Brent Crude Oil Futures	199	Jun-2025	14,576,750	1,014,040
Cattle Feeder Futures	125	May-2025	17,781,250	(82,987)
Cocoa Futures	591	Jul-2025	46,618,080	(5,236,678)
Cocoa Futures	70	Sep-2025	5,458,600	(342,590)
Coffee “C” Futures	298	May-2025	42,437,063	3,682,937
Coffee “C” Futures	742	Jul-2025	104,455,050	(202,020)
Copper Futures	939	May-2025	118,173,150	13,727,171
Corn Futures	4,782	May-2025	109,328,475	(7,791,450)
Cotton No. 2 Futures	382	May-2025	12,764,530	(67,846)
Cotton No. 2 Futures	909	Jul-2025	30,901,455	175,825
Gasoline RBOB Futures	1,092	Apr-2025	105,060,665	1,051,568
Gasoline RBOB Futures	446	May-2025	42,718,326	2,762,764
Gold 100 Oz. Futures	779	Jun-2025	245,408,370	15,706,596
Kansas City Hard Red Winter Wheat Futures	307	May-2025	8,549,950	(606,372)
Lean Hogs Futures	859	Jun-2025	32,736,490	(621,602)

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
Futures Contracts at March 31, 2025 (Continued):
Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Live Cattle Futures	500	Jun-2025	$40,730,000	$1,347,593
LME Aluminum Futures	1,191	Jun-2025	75,339,980	(3,478,053)
LME Lead Futures	576	Jun-2025	28,942,992	37,696
LME Nickel Futures	458	Jun-2025	43,663,686	651,774
LME Zinc Futures	677	Jun-2025	48,304,289	(412,601)
Low Sulphur Gasoil “G” Futures	1,850	May-2025	126,170,000	3,579,975
Low Sulphur Gasoil “G” Futures	528	Jun-2025	35,732,400	640,125
Low Sulphur Gasoil “G” Futures	264	Jul-2025	17,760,600	806,775
Natural Gas Futures	2,026	Apr-2025	83,450,940	9,664,210
Natural Gas Futures	468	May-2025	19,922,760	3,436,056
Natural Gas Futures	1,346	Nov-2025	69,897,780	8,797,917
NY Harbor ULSD Futures	941	Apr-2025	90,086,447	1,665,574
NY Harbor ULSD Futures	273	May-2025	25,902,841	545,892
NY Harbor ULSD Futures	149	Jun-2025	14,110,538	837,132
Silver Futures	1,016	May-2025	175,823,880	6,440,630
Soybean Futures	1,369	May-2025	69,459,637	(3,454,105)
Soybean Meal Futures	2,008	May-2025	58,774,160	(4,632,803)
Soybean Oil Futures	1,954	May-2025	52,629,036	(1,802,856)
Sugar #11 (World) Futures	4,442	Apr-2025	93,829,254	2,650,192
Sugar #11 (World) Futures	1,592	Jun-2025	33,253,696	(338,884)
Wheat Futures	710	May-2025	19,063,500	(1,706,556)
WTI Crude Futures	1,410	May-2025	100,039,500	2,338,481
WTI Crude Futures	478	Jun-2025	33,612,960	342,360
WTI Crude Futures	210	Jul-2025	14,626,500	143,010
		Total	$2,439,549,920	$57,258,546

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of March 31, 2025.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Global Tactical Commodity Strategy Fund (FTGC)
Consolidated Portfolio of Investments (Continued)
March 31, 2025 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds and Notes	$1,052,647,164	$—	$1,052,647,164	$—
U.S. Treasury Bills	617,951,604	—	617,951,604	—
Money Market Funds	769,748,445	769,748,445	—	—
Total Investments	2,440,347,213	769,748,445	1,670,598,768	—
Futures Contracts	90,123,946	90,123,946	—	—
Total	$2,530,471,159	$859,872,391	$1,670,598,768	$—

LIABILITIES TABLE
	Total Value at 3/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(32,865,400)	$(32,865,400)	$—	$—